Intangible Assets and Goodwill - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 6.9	$ 10.0	$ 11.6
Finite-Lived Intangible Asset, Expected Amortization, Year One	6.9
Finite-Lived Intangible Asset, Expected Amortization, Year Two	3.4
Finite-Lived Intangible Asset, Expected Amortization, Year Three	2.1
Finite-Lived Intangible Asset, Expected Amortization, Year Four	1.1
Finite-Lived Intangible Asset, Expected Amortization, Year Five	0.0
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Expected Amortization, Year Four	$ 1.1
LNG segment
Goodwill and Intangible Assets Disclosure [Abstract]
Weighted-average amortization period of intangible assets consisted of time-charter contracts	25 years	20 years 8 months 12 days
Finite-Lived Intangible Assets [Line Items]
Weighted-average amortization period of intangible assets consisted of time-charter contracts	25 years	20 years 8 months 12 days